CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - PARENT COMPANY STATEMENTS OF CASH FLOWS (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 1,927,195	$ 2,471,757
Net cash used in operating activities	(688,641)	(3,722,802)
CHANGES IN CASH	1,161,126	(1,349,623)
Cash, beginning of period	4,283,794	3,386,386
Cash, end of period	5,444,920	2,036,763
Parent company | Reportable legal entity
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	1,927,195	2,471,757
Equity in earnings of subsidiary and VIEs	$ (1,927,195)	$ (2,471,757)